Stockholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Share-based Payment Arrangement, Option, Activity
The following table summarizes information about the PH Parent Option Plan transactions:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Weighted- Average Remaining Contractual Life
Balance at December 31, 2017	3,907,067	$2.34	$0.55	8.20
Granted in 2018	14,202,635	2.00	0.32
Exercised in 2018	(53,079)	2.00	0.32
Cancelled in 2018	(2,087,359)	2.35	0.49
Forfeited in 2018	(525,152)	2.36	0.63
Balance at December 31, 2018	15,444,112	$2.03	$0.34	9.45
Granted in 2019	3,202,435	2.00	0.36
Exercised in 2019	—	—	—
Cancelled in 2019	(227,600)	2.36	0.52
Forfeited in 2019	(771,114)	2.12	0.42
Balance at December 31, 2019	17,647,833	$2.01	$0.34	8.71
Granted in 2020	830,194	2.00	0.37
Exercised in 2020	(54,268)	2.00	0.32
Cancelled in 2020	—	—	—
Forfeited in 2020	(122,800)	2.22	0.46
Balance at December 31, 2020	18,300,959	$2.01	$0.34	7.82
Exercisable options	3,276,976	$2.00	$0.32	7.76
The following table summarizes stock option activity under the Prior Plan and Plan:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Weighted- Average Remaining Contractual Life
Balance at December 31, 2020	18,300,959	2.01	0.34	7.82
Granted	3,730,717	23.16	9.58
Exercised	(328,323)	2.11	0.48
Forfeited	(172,547)	9.73	3.75
Balance at September 30, 2021	21,530,806	$5.61	1.91	7.51
Exercisable at September 30, 2021	12,272,394	$2.01	0.34	7.01

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarizes the RSU activity under the 2021 Plan:

	Number of Shares	Grant Date Fair Value
Unvested and outstanding at December 31, 2020	—	—
Granted	1,199,315	$23.19
Vested	(195,652)	$23.00
Forfeited	(14,011)	$23.00
Unvested and outstanding at September 30, 2021	989,652	$23.23

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Dollars in Thousands)	2021	2020	2021	2020
Cost of platform	$4,947	$—	$40,987	$—
Sales and marketing	1,028	—	8,723	—
General and administrative	19,825	121	178,751	363
Total stock-based compensation	$25,800	$121	$228,461	$363